SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS	12 Months Ended
Mar. 31, 2023
SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS
SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS
12.	SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS

(a)	Salaries, fees and benefits

Salaries, fees and benefits included in exploration and evaluation expenses and administration expenses are as follows:

	Years ended March 31,
	2023	2022	2021
Salaries, fees and benefits	($)	($)	($)
Exploration and evaluation expenses	7,130,000	2,391,000	576,000
Administration expenses	245,000	194,000	363,000
	7,375,000	2,585,000	939,000

(1)	rounded to the nearest thousand dollar

(2)	includes salaries and benefits included in office and administration expenses (Note 12(b)) and other salaries and benefits expenses classified as administration expenses

(b)	Office and administration expenses

Office and administration expenses include the following:

	Years ended March 31,
	2023	2022	2021
	($)	($)	($)
Salaries and Benefits	245,000	239,000	300,000
Data processing and retention	14,000	17,000	79,000
Insurance	34,000	30,000	23,000
Other office expenses	16,000	32,000	15,000
	309,000	318,000	417,000

(1)	rounded to the nearest thousand dollar